Exhibit 99.7

Executive Summary

SAN 2025-NQM3

(1)	Type of Assets.

Covius Real Estate Services, LLC ("CRES") performed the due diligence services described below on behalf of SG Capital Partners LLC (the “Client”). The loans were originated by multiple Correspondent Sellers and acquired directly (or indirectly) by Santander Bank, N.A through Reliance Letters. The loan reviews were conducted from August 2024 through February 2025 by CRES.

(2)	Number of Assets.

There were 17 assets in the loan population.

(3)	Review Process.

The post-closing loan reviews were graded in accordance with the following NRSRO(s) Third Party Due- Diligence Criteria, in addition to the review grading of “Meets Guidelines” or “Does Not Meet Guidelines”:

NRSRO	Title and Date of Criteria
S&P Global Ratings

•       Global Methodology And Assumptions: Assessing Pools Of Residential Loans, Jan. 25, 2019

•       Global Methodology And Assumptions: Assessing Pools Of Residential Loans-U.S. And Canada Supplement, Feb 21, 2025

The post-closing reviews included a re-underwrite of each borrowers’ credit, an analysis of the property valuation, and regulatory compliance testing. Post-closing reviews are underwritten to the applicable lender’s or client’s underwriting guidelines and credit matrices. The review scope and methodology of these different review areas is discussed in subsequent sections of this document.

(4)	Sample size of the assets reviewed.

The due diligence review was conducted on 100% of the loan population and consisted of 17 mortgage loans with an aggregate original principal balance of approximately $11,766,140. The mortgage loans originated from August 2024 through March 2025.

(5)	Asset Review

In connection with the credit re-underwrite, CRES reviewed all origination documentation to determine conformity to the applicable underwriting guidelines and other regulatory requirements described below, including (if applicable) the Ability to Repay and Qualified Mortgage requirements. Review areas included, but are not limited to:

Credit Review and Methodology

Credit Report: Analyzed the Borrower’s credit report/credit history, confirming that credit scores, liabilities and public records met guideline requirements. Liabilities gathered from the credit report were included in the re-calculation of the debt-to-income ratio as appropriate. In addition the following data was also captured and reviewed to confirm compliance with guideline and ASF reporting requirements: (i) credit report date, (ii) bankruptcy date, (iii) bankruptcy discharge date, (iv) bankruptcy chapter, (v) foreclosure date, (vi) short sell date, (vii) longest trade line (active), (viii) longest trade line balance (active), (ix) months reviewed, (x) number of trade lines, (xi) credit scores, (xii) revolving debts and (xiii) installments debts.

Loan Application (1003): Reviewed the Borrower’s Loan Application including comparison of initial loan application against the final loan application, or other loan applications found in the file, to identify potential discrepancies. In addition the following data was also captured and reviewed to confirm compliance with guideline and ASF reporting requirements: (i) purpose, (ii) years in primary residence, (iii) number of mortgaged properties (as compared with the credit reports disclosed mortgages), (iv) application date, (v) borrower information (name, date of birth, social security number and number of family members), (vi) borrower’s address, (vii) borrower(s)’ employment information (including address, years at job, years in field), (vii) monthly income and (ix) citizenship.

Loan Approval/Exception Form (if applicable): Reviewed the Lender’s approval and Client’s exception approval documentation to confirm appropriate risk mitigating factors were present when granting exceptions.

Sales Contract (if applicable): Reviewed the sales contract to confirm buyer(s) and seller(s), sales price and property address matches other documents.

Title: Reviewed the title policy or commitment to identify possible judgments or other liens that may have existed at origination. In addition, proper vesting and parties (as disclosed on sales contract, note, and deed) were reflected accurately.

Hazard and Flood Insurance: Reviewed hazard and flood (if applicable) insurance to ensure policy met the minimum required amount of replacement coverage.

Employment and Income (DTI Loans): Reviewed borrower(s)’ employment and income documentation used for qualification purposes and as applicable, Appendix Q or Ability to Repay, including recalculation of debt-to-income ratio (DTI) to confirm compliance with underwriting guidelines. Items reviewed included: (i) verbal or written verifications of employment, (ii) pay stubs, (iii) W-2’s, (iv) federal tax returns, (v) bank statements, (vi) profit and loss statements, and (vii) IRS tax transcripts (when provided).

Leases and Market Rents (DSCR Loans): Reviewed lease agreements and third-party market rent documents to confirm compliance with Debt-Service-Coverage-Ratio requirements. Note, the documentation that can be used to establish market rents can vary from lender to lender. CRES reviews the market rent source, to ensure compliance with applicable guidelines. In some cases, lenders may not require proof of market rents, if a sourced payment history can be provided along with the lease agreement.

Assets: Reviewed (i) bank statements, (ii) verification-of-deposit (VOD) and (iii) stock or security account statements to ensure adequate assets were provided verifying down payment, closing costs and reserves required by the guidelines and as applicable Appendix Q or Ability to Repay.

Guidelines: Confirmed compliance with applicable underwriting guidelines and determined the qualification of credit and income, assets, property type and usage, LTV/CLTV, and documentation requirements to applicable underwriting guidelines and loan program matrices. Items included, but not limited to: FICO, housing history, bankruptcy and foreclosure seasoning, occupancy, credit grade, loan amounts (minimum and maximum), maximum cash out amount, reserves, residual income, minimum trade lines and debt to income ratio requirements.

Unless otherwise stated in the Lender’s or Client’s guidelines, Fannie Mae guidelines prevail.

Property Valuation Review and Methodology

CRES reviewed the Appraisal for completeness and conformance to industry standards, including requirements set forth in Title XI of FIRREA. The review included both data and description information provided by the appraiser. Review items included: (i) property address and borrower information matches the mortgage note and other critical origination documents, (ii) neighborhood characteristics and housing trends were acceptable and met applicable underwriting guidelines, (iii) site information for zoning compliance and possible adverse site notations reviewed for adverse conditions, FEMA Flood Zone designation matched the Flood Certification, (iv) property type and property description information met applicable underwriting guidelines, (v) comparable sales (sale dates, distance, gross and net adjustments, square footage, and value) met industry standards and were properly bracketed, (vi) comparable size, style, and location were similar to the subject address, (vii) condition of the property was average or better and notable repairs were addressed, (viii) appraisal was made on an “as is” basis or proper evidence of completion was obtained and clearly documented and addressed all “subject to” conditions noted, (ix) subject and comparable photos reviewed to ensure appraisal description information coincides with property pictures and that no visible adverse issues are present that the appraiser did not address, (x) appraisal was completed by a licensed appraiser and (xi) appraisal was completed within the required timing requirements, as disclosed in the applicable underwriting guidelines.

A Fannie Mae UCDP Submission Summary Report with a Collateral Underwriter Risk Score of 2.5 or less or a secondary enhanced desk review product, (such as an ARR from ProTeck or CDA from Clear Capital), from an approved AMC was required on all first lien transactions. In lieu of an enhanced desk review product, a field review or second appraisal from an approved AMC is acceptable. If the Appraisal Review Product value is more than 10% below the appraised value, a second field review or appraisal was required. In certain cases, sellers may include an enhanced desk review product from an approved AMC. All desk review documentation provided by an approved AMC vendor was recorded by CRES, as an acceptable valuation support option as long as valuations were obtained in accordance with guidelines and through notable AMC vendors. Any first lien loans that did not maintain an enhanced desk review or did not meet the Client’s vendor requirements were conditioned and communicated with the Client.

This pool contains closed end second liens. Secondary valuations were not required by the guidelines on second liens; however, if an AVM or other secondary valuation was in file, that valuation product was documented and reported.

If material origination valuation discrepancies could not be resolved an exception was created and the applicable NRSROs valuation grade was recorded.

Compliance Review Methodology

CRES reviews on consumer loans included comprehensive audit of fees and disclosed federal, state, municipal requirements along with timing of delivery requirements for TRID related Loan Estimates (LE’s) and the Initial Closing Disclosure (CD’s). The reviews track delivery and receipt requirements for all LE’s and CD’s, tracks fee changes and changed circumstances affecting fees, provides a fee tolerance comparison across all LE’s and CD’s.

In addition to the TRID specific items, the loans were also subject to the following Pre-TRID and Post- TRID compliance testing. Note that certain loans may be classified as “business purpose”. In such cases certain compliance TILA and Regulation Z requirements were not tested, as the law’s provisions do not apply to an extension of credit if primarily for business or a commercial purpose (12 C.F.R. §1026.3(a); 15 U.S.C. § 1603).

Therefore, the list of laws that apply to a loan secured by non-owner-occupied property for a business purpose is limited. Regulatory Compliance testing of Business Purpose Loans consists of the following:

State and Federal High Cost and Higher Priced:

•	Cook County High-Cost Ordinance
•	Chicago High-Cost Ordinance

CRES currently tests the Chicago and Cook County ordinances due to vague language around loans for a business purpose not related to the property.  While the state of Illinois has similar language, CRES’s audit law firm determined that only principal residences should be tested for IL high cost.

CRES utilizes a third-party compliance company’s software for certain compliance tests. The following Pre-TRID, TRID, Qualified Mortgage (QM), and High Costs related test were completed within the third-party compliance software for Consumer Loans:

Qualified Mortgage (12 CFR § 1026.43)

(I)	Negative Amortization Loan test.
(II)	Interest Only Loan test.
(III)	Balloon Payment Loan test.
(IV)	Loan Term test.
(V)	Points and Fees test.
(VI)	The Qualified Mortgage DTI Threshold test.

Federal High-Cost Mortgage (HOEPA - Amended) (12 CFR §1026.32)

(I)	APR threshold test.
(II)	Points and fees threshold test.
(III)	Prepayment penalty threshold test.
(IV)	Is Not a High-Costs Mortgage.

Federal Higher-Priced Mortgage Loan (2013 Provisions) (12 CFR §1026.35)

(I)	Higher-Priced Mortgage Loan test.
(II)	Higher-priced mortgage loan required escrow account test.

Federal TILA (12 CFR §1026.15, 18, 22, 23 and 36)

(I)	TILA finance charge test.
(II)	TILA APR test.
(III)	Dual Broker Compensation test.
(IV)	Loan originator credits test.
(V)	TILA Financing of Single Premium Credit Insurance test.
(VI)	TILA Right of Rescission Test:

Initial Loan Estimate Timing Requirements (12 CFR §1026.19)

(I)	Initial loan estimate delivery date test (from application).
(II)	Initial loan estimate delivery date test (prior to consummation).
(III)	Written list of service provider’s disclosure date test.

Revised Loan Estimate Timing Requirements (12 CFR §1026.19)

(I)	Revised loan estimate delivery date test (prior to consummation).

Revised Loan Estimate Timing & Changed Circumstances Requirements (12 CFR §1026.19)

(I)	Valid or invalid changed circumstances test.
(II)	Revised loan estimate delivery date and changed circumstances date test.
(III)	Revised loan estimate lender credits test.

Initial Closing Disclosure Timing Requirements

(I)	Initial closing disclosure delivery date test. (12 CFR §1026.19).

Initial Closing Disclosure Timing & Changed Circumstances Requirements

(I)	Valid or invalid changed circumstances test.
(II)	Initial closing disclosure delivery date and changed circumstances date test.
(III)	Initial closing disclosure lender credits test.

Revised Closing Disclosure Timing Requirements (12 CFR §1026.19 and 22)

(I)	APR Tolerance Test.
(II)	Revised Closing Disclosure Waiting Period Required test.
(III)	Revised closing disclosure delivery date test.

Revised Closing Disclosure Timing & Changed Circumstances Requirements

(I)	Valid or invalid changed circumstances test.
(II)	Revised closing disclosure delivery date and changed circumstances date test.
(III)	Revised closing disclosure delivery date and date the rate was set test.
(IV)	Revised closing disclosure lender credits test.

Integrated Disclosures Tolerance & Reimbursement Provisions (12 CFR §1026.19)

(I)	Charges that cannot increase test.
(II)	Lender credits that cannot decrease test.
(III)	Charges that in total cannot increase more than 10% test.
(IV)	Charges that can have an unlimited increase test.

Federal RESPA (12 CFR §§1024.8, 1024.20, 1026.33)

(I)	Homeownership counseling organizations disclosure date test.
(II)	Good Faith Estimate disclosure date test.
(III)	RESPA "Your Credit or Charge" (802) Disallowed Credit and Charge test.

In addition to the checks disclosed above, various state license-based consumer lending and licensing laws and regulations tests were also completed using the third-party compliance software.

On applicable loans (“Covered Loans’ with an Application Dates => 10/3/2015), SFIG RMBS 4.0 TRID Compliance Review Scope was used to test compliance with TILA/RESPA Integrated Disclosure rules.

General Ability to Repay

CRES reviews all loan transactions that are covered by the Ability to Repay rule as set forth in Regulation Z- Truth in Lending Act (TILA) to determine whether the lender considered and evaluated the eight underwriting factors. The eight factors reviewed are: (i) Current or reasonably expected income or assets (other than the value of the property that secures the loan) that the consumer will rely on to repay the loan,

(ii) Current employment status (if you rely on employment income when assessing the consumer’s ability to repay), (iii) Projected monthly mortgage payment for this loan (calculated using the introductory or fully- indexed rate, whichever is higher, and monthly, fully-amortizing payments that are substantially equal),

(iv) Projected monthly payment on any simultaneous loans secured by the same property, (v) Monthly payments for property taxes and insurance that you require the consumer to buy, and certain other costs related to the property such as homeowners association fees or ground rent, (vi) Debts, alimony, and child- support obligations, (vii) Monthly debt-to-income ratio or residual income, calculated using the total of all of the mortgage and non-mortgage obligations listed above, as a ratio of gross monthly income, and (viii) Credit history.

Qualified Mortgage

When applicable, CRES assessed the borrower(s)’ QM classification and re-assigns a due diligence reviewed QM or Non-QM type for each loan. Loans are classified into one of the following categories:

(i) QM: Safe Harbor: Loans that meet the rule's definition of a QM and are eligible for safe harbor protection under the original QM definition, (ii) QM: Safe Harbor (APOR): Loans that meet the rule's definition of a QM and are eligible for safe harbor protection under the new General QM definition (iii) QM: GSE Temporary (safe harbor) – Loans that are eligible for purchase by Fannie Mae or Freddie Mac and therefore is exempt from the Appendix Q/43% DTI provision, but otherwise meets the QM safe harbor definition, (iv) QM: Rebuttable Presumption: Loans that meet the rule's definition of a QM and are eligible for rebuttable presumption protection under the original QM definition, (v) QM: Rebuttable Presumption (APOR): Loans that meet the rule's definition of a QM and are eligible for rebuttable presumption protection under the new General QM definition, (vi) QM: GSE Temporary (rebuttable presumption) - Loans that are eligible for purchase by Fannie Mae or Freddie Mac and therefore is exempt from the Appendix Q/43% DTI provision, but otherwise meets the QM rebuttable presumption definition (vii) Non-QM: Compliant with ATR: Loans that do not meet the QM definition but fully comply with the ATR rule, (viii) Non-QM: Non-Compliant: Loans that do not meet the QM definition and do not comply with the ATR rule, and (ix) Not Covered/Exempt: Loans that are not covered by the rule.

Note that CRES determines the mortgage loan’s status under the ATR or QM rule requirements and assigns a proper due diligence mortgage loan designation that is solely based on the documentation available at the time of the review.

The table below contains the TRID eligible breakdown for the loan population:

	Count	Percentage of Population
Investment/Business Purpose Loans	9	52.94%
Initial Application Date prior to October 3, 2015	0	0.00%
CRES Level II TRID Review	8	47.06%

Document Review

CRES reviewed each mortgage loan file and verified if the following documents, if applicable, were included in the file and if the data on these documents was consistent (where applicable):

•	Appraisal.
•	Asset documentation.
•	Business Purpose Certification (if applicable)
•	Changed circumstance documentation.
•	Credit report.
•	FACTA disclosures.
•	Final 1003.

•	Final HUD-1/Closing Disclosure(s).

•	Hazard and/or flood insurance policies.
•	HUD from sale of previous residence.
•	Homeownership counseling organizations disclosure.
•	Income and employment documentation.
•	Initial and final GFE’s.
•	Initial application (1003).
•	Initial escrow disclosure.
•	Initial TIL.
•	Leases
•	Loan Estimate(s).
•	Market Rent supporting documentation
•	Mortgage Insurance.
•	Mortgage/Deed of Trust.
•	Note.
•	Notice of Special Flood Hazards.
•	Sales contract.
•	Tangible Net Benefit Disclosure.
•	Title/Preliminary Title.
•	Written List of Service Providers.

(6)	Tape Data Compare

CRES compared data fields on the data tape provided by the Client to the data points disclosed on the actual mortgage loan file documents, as captured by CRES. When data was available, the following data elements were compared:

Appraised Value	First Payment Date	Note Type	Property Zip
CLTV	Interest Rate	Occupancy	Purpose
Doc Level	Lien Position	Original Balance	QM Type
DSCR	Loan Term	P&I Payment
DTI	LTV	Property City
FICO	Note Date	Property State

The seller provided CRES with loan level data regarding the mortgage loans for the data integrity check. CRES received the data directly from the seller through a loan registrations system or via a data tape.

Of the 17 mortgage loans reviewed, nine unique mortgage loans had at least one tape discrepancy across 21 data fields (one mortgage loan had more than one data discrepancy). The following table discloses the number of data discrepancies noted by field name. Note, tape data was not provided on certain field compare values. The fields in which tape data was not available is noted below; however, a data discrepancy was not counted if the seller failed to provide a compare value.

Field Compare	Discrepancy: No	Discrepancy: Yes	Total
Appraised Value	13	4	17
CLTV	15	2	17
Doc Level	17	0	17
DSCR*	17	0	17
DTI	14	3	17
FICO	16	1	17
First Payment Date	17	0	17
Interest Rate	17	0	17
Lien Position	17	0	17
Loan Term	17	0	17
LTV	15	2	17
Note Date*	17	0	17
Note Type	17	0	17
Occupancy	17	0	17
Original Balance	16	1	17
P&I Payment	17	0	17
Property City	16	1	17
Property State	17	0	17
Property Zip	16	1	17
Purpose	17	0	17
QM Type*	17	0	17

* Tape data was not available.
DTI Variance Threshold Applied: 3%

DTI variances are the difference on the percentage of income dedicated toward making debt payments. These variances occur frequently due to differences in calculating incomes. Total Debt Ratio variances that were less than or equal to 3% of the tape value are not included in the data discrepancies reflected.

(7)	Credit, Compliance and Property Valuation Results

Credit Results Summary

Approximately 100.00% of the mortgage loans by number have a Credit grade of “B” or higher and 52.94% of the mortgage loans by number have a Credit grade of “A”.

NRSRO Grade	Loan Count	Percentage
A	9	52.94%
B	8	47.06%
C	0	0.00%
Total	17	100.00%

Compliance Results Summary

Approximately 100.00% of the mortgage loans in the securitization have a Compliance grade of “A”.

NRSRO Grade	Loan Count	Percentage
A	17	100.00%
B	0	0.00%
C	0	0.00%
Total	17	100.00%

Property Valuation Results Summary

Approximately 100.00% of the mortgage loans by number have a Valuation grade of “B” or higher and 94.12% of the mortgage loans by number have a Valuation grade of “A”.

NRSRO Grade	Loan Count	Percentage
A	16	94.12%
B	1	5.88%
C	0	0.00%
Total	17	100.00%

Overall Results Summary

Approximately 100.00% of all loans by number received an “A” or “B” overall grade and 47.06% of all loans by number received an overall grade of “A”.

NRSRO Grade	Loan Count	Percentage
A	8	47.06%
B	9	52.94%
C	0	0.00%
Total	17	100.00%

(8)	Pool Stratification Summary

Lien Position	Count	Percentage
First	17	100.00%
Second	0	0.00%
Total	17	100.00%

Note Type	Count	Percentage
Arm	0	0.00%
Fixed	17	100.00%
Total	17	100.00%

Occupancy	Count	Percentage
Owner Occupied	7	41.18%
Non-Owner Occupied	10	58.82%
Second Home	0	0.00%
Total	17	100.00%

Purpose	Count	Percentage
Purchase	3	17.65%
Refi - Cash Out	11	64.71%
Rate Term Refi	3	17.65%
Total	17	100.00%

Property Type	Count	Percentage
Single Family	8	47.06%
2-4 Family	3	17.65%
PUD	4	23.53%
Condo	2	11.76%
Co-op	0	0.00%
Commercial	0	0.00%
Townhome	0	0.00%
Total	17	100.00%

Debt to Income	Count	Percentage
0-9.99%*	0	0.00%
10%-19.99%	0	0.00%
20%-29.99%	2	22.22%
30%-39.99%	3	33.33%
40%-49.99%	4	44.44%
50%-60.00%	0	0.00%
Total	9	100.00%
Eight loans in the pool were underwritten to a Debt Service Coverage Ratio (“DSCR”) program.

DSCR Loans	Count	Percentage
<0 or	0	0.00%
0-0.1999	0	0.00%
0.2-0.3999	0	0.00%
0.4-0.5999	0	0.00%
0.6-0.7999	0	0.00%
0.8-.9999	0	0.00%
1-1.1999	5	62.50%
1.2-1.3999	3	37.50%
1.4-1.5999	0	0.00%
1.6-1.7999	0	0.00%
1.8-1.9999	0	0.00%
=>2	0	0.00%
Total	8	100.00%

Loan to Value	Count	Percentage
10%-19.99%	0	0.00%
20%-29.99%	0	0.00%
30%-39.99%	2	11.76%
40%-49.99%	0	0.00%
50%-59.99%	2	11.76%
60%-69.99%	3	17.65%
70%-79.99%	7	41.18%
80%-89.99%	3	17.65%
90%-100%	0	0.00%
Total	17	100.00%

State	Count	Percentage
AK	1	5.88%
CA	1	5.88%
FL	6	35.29%
HI	1	5.88%
NC	1	5.88%
NJ	1	5.88%
NY	3	17.65%
TN	2	11.76%
TX	1	5.88%
Total	17	100.00%

Loan Number	Loan Number2	Doc Type	Property ID	Rent On Lease if applicable	Rent On Appraisal if applicable	Source Lease or Appraisal	Used for DSCR	DSCR	PITI	Short Term Rental Flag	Property Address	Property City	Property State	Property Zip	Year Built	Square Footage	Units	Unit 1 of Baths	Unit 1 of Beds	Unit 2 of Baths	Unit 2 of Beds	Lease Term
1052774319	XXXXXXXXX	DSCR	1	XXXXXX	XXXXXX	Appraisal	XXXXXX	1.0014	XXXXXX	No	XXXXXXXXX	XXXXXX	TX	XXXXX	XXXX	XXXX	1	3	5
1052829445	XXXXXXXXX	DSCR	1	XXXXXX	XXXXXX	Lease	XXXXXX	1.0028	XXXXXX	Yes	XXXXXXXXX	XXXXXX	HI	XXXXX	XXXX	XXXX	1	3	5			XXXX
1052830468	XXXXXXXXX	DSCR	1	XXXXXX	XXXXXX	Appraisal	XXXXXX	1.2495	XXXXXX	No	XXXXXXXXX	XXXXXX	CA	XXXXX	XXXX	XXXX	1	4	4
1052838912	XXXXXXXXX	DSCR	1	XXXXXX	XXXXXX	Appraisal	XXXXXX	1.0353	XXXXXX	No	XXXXXXXXX	XXXXXX	FL	XXXXX	XXXX	XXXX	4	2	2	1	2	XXXX
1052838912	XXXXXXXXX	DSCR	2	XXXXXX	XXXXXX	Lease	XXXXXX			No	XXXXXXXXX	XXXXXX	FL	XXXXX	XXXX	XXXX	4	2	2	1	2	XXXX
1052838912	XXXXXXXXX	DSCR	3	XXXXXX	XXXXXX	Lease	XXXXXX			No	XXXXXXXXX	XXXXXX	FL	XXXXX	XXXX	XXXX	4	2	2	1	2	XXXX
1052838912	XXXXXXXXX	DSCR	4	XXXXXX	XXXXXX	Appraisal	XXXXXX			No	XXXXXXXXX	XXXXXX	FL	XXXXX	XXXX	XXXX	4	2	2	1	2	XXXX
1052867790	XXXXXXXXX	DSCR	1	XXXXXX	XXXXXX	Lease	XXXXXX	1.1559	XXXXXX	No	XXXXXXXXX	XXXXXX	NY	XXXXX	XXXX	XXXX	1	2	5			XXXX
1052871587	XXXXXXXXX	DSCR	1	XXXXXX	XXXXXX	Lease	XXXXXX	1.0424	XXXXXX	No	XXXXXXXXX	XXXXXX	FL	XXXXX	XXXX	XXXX	1	2	3			XXXX
1052883602	XXXXXXXXX	DSCR	1	XXXXXX	XXXXXX	Appraisal	XXXXXX	1.2469	XXXXXX	No	XXXXXXXXX	XXXXXX	TN	XXXXX	XXXX	XXXX	3	1	1	1	1
1052883602	XXXXXXXXX	DSCR	2	XXXXXX	XXXXXX	Appraisal	XXXXXX			No	XXXXXXXXX	XXXXXX	TN	XXXXX	XXXX	XXXX	3	1	1	1	1
1052883602	XXXXXXXXX	DSCR	3	XXXXXX	XXXXXX	Appraisal	XXXXXX			No	XXXXXXXXX	XXXXXX	TN	XXXXX	XXXX	XXXX	3	1	1	1	1
1052924596	XXXXXXXXX	DSCR	1	XXXXXX	XXXXXX	Lease	XXXXXX	1.3886	XXXXXX	No	XXXXXXXXX	XXXXXX	FL	XXXXX	XXXX	XXXX	1	2	3			XXXX

Rating Agency Grades: 5/20/2025

Loan Information			Initial Credit Grades					Initial Compliance Grades					Initial Property Grades					Initial Overall Grades					Final Credit Grades					Final Compliance Grades					Final Property Grades					Final Overall Grades
Loan Number	Alternate Loan ID	Note Original Balance	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P
1052774319	XXXXXXXX	XXXXXXXX	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
1052781482	XXXXXXXX	XXXXXXXX	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
1052818209	XXXXXXXX	XXXXXXXX	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1052818296	XXXXXXXX	XXXXXXXX	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
1052829445	XXXXXXXX	XXXXXXXX	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1052830468	XXXXXXXX	XXXXXXXX	C	C	C	C	C	A	A	A	A	A	D	D	D	D	D	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
1052832262	XXXXXXXX	XXXXXXXX	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
1052838912	XXXXXXXX	XXXXXXXX	C	C	C	C	C	A	A	A	A	A	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1052853417	XXXXXXXX	XXXXXXXX	C	C	C	C	C	A	A	A	A	A	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
1052867790	XXXXXXXX	XXXXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1052871522	XXXXXXXX	XXXXXXXX	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1052871587	XXXXXXXX	XXXXXXXX	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
1052877561	XXXXXXXX	XXXXXXXX	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1052877672	XXXXXXXX	XXXXXXXX	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
1052883602	XXXXXXXX	XXXXXXXX	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1052902057	XXXXXXXX	XXXXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1052924596	XXXXXXXX	XXXXXXXX	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B

ValuationReport

						Origination Values						AVM Values				BPO Review Values					Desk Review Values					Field Review Values					Collateral Underwriter Risk Score
Loan Number	Alt Loan Number	Origination Date	Original Loan Amount	LTV	Value Used For LTV	Sale Price	Appraised Value	Appraisal Date	Second Appraisal Value	Second Appraisal Type	Appraisal Date	Value	Variance Amount	Variance (%)	Appraisal Date	Value	Variance Amount	Variance (%)	Company	Appraisal Date	Value	Variance Amount	Variance (%)	Company	Appraisal Date	Value	Variance Amount	Variance (%)	Company	Appraisal Date	CU Score	Company	CU Date
1052774319	XXXXXXXXXX	XX/XX/XXXX	XXXXXXXXXX	59.20%	Appraised Value		XXXXXXXXXX	XX/XX/XXXX													XXXXXXXXXX	0.00	0.00%	ClearCapital	XX/XX/XXXX
1052781482	XXXXXXXXXX	XX/XX/XXXX	XXXXXXXXXX	35.00%	Appraised Value		XXXXXXXXXX	XX/XX/XXXX																							2	Fannie Mae	XX/XX/XXXX
1052818209	XXXXXXXXXX	XX/XX/XXXX	XXXXXXXXXX	65.00%	Appraised Value		XXXXXXXXXX	XX/XX/XXXX													XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	ClearCapital	XX/XX/XXXX
1052818296	XXXXXXXXXX	XX/XX/XXXX	XXXXXXXXXX	70.97%	Appraised Value		XXXXXXXXXX	XX/XX/XXXX													XXXXXXXXXX	0.00	0.00%	ClearCapital	XX/XX/XXXX							Fannie Mae	XX/XX/XXXX
1052829445	XXXXXXXXXX	XX/XX/XXXX	XXXXXXXXXX	58.50%	Appraised Value		XXXXXXXXXX	XX/XX/XXXX	XXXXXXXXXX	Full Appraisal	XX/XX/XXXX																				1.6	Fannie Mae	XX/XX/XXXX
1052830468	XXXXXXXXXX	XX/XX/XXXX	XXXXXXXXXX	65.00%	Sale Price	XXXXXXXXXX	XXXXXXXXXX	XX/XX/XXXX													XXXXXXXXXX	0.00	0.00%	ClearCapital	XX/XX/XXXX						4.5	Fannie Mae	XX/XX/XXXX
1052832262	XXXXXXXXXX	XX/XX/XXXX	XXXXXXXXXX	80.00%	Sale Price	XXXXXXXXXX	XXXXXXXXXX	XX/XX/XXXX													XXXXXXXXXX	0.00	0.00%	ClearCapital	XX/XX/XXXX						3.1	Fannie Mae	XX/XX/XXXX
1052838912	XXXXXXXXXX	XX/XX/XXXX	XXXXXXXXXX	75.00%	Appraised Value		XXXXXXXXXX	XX/XX/XXXX													XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	ClearCapital	XX/XX/XXXX
1052853417	XXXXXXXXXX	XX/XX/XXXX	XXXXXXXXXX	71.52%	Appraised Value		XXXXXXXXXX	XX/XX/XXXX													XXXXXXXXXX	0.00	0.00%	ClearCapital	XX/XX/XXXX						2.7	Freddie Mac	XX/XX/XXXX
1052867790	XXXXXXXXXX	XX/XX/XXXX	XXXXXXXXXX	65.22%	Appraised Value		XXXXXXXXXX	XX/XX/XXXX													XXXXXXXXXX	0.00	0.00%	ClearCapital	XX/XX/XXXX						3.7	Fannie Mae	XX/XX/XXXX
1052871522	XXXXXXXXXX	XX/XX/XXXX	XXXXXXXXXX	75.00%	Appraised Value		XXXXXXXXXX	XX/XX/XXXX													XXXXXXXXXX	0.00	0.00%	Stewart Valuation	XX/XX/XXXX						3.2	Fannie Mae	XX/XX/XXXX
1052871587	XXXXXXXXXX	XX/XX/XXXX	XXXXXXXXXX	70.00%	Appraised Value		XXXXXXXXXX	XX/XX/XXXX																							1	Fannie Mae	XX/XX/XXXX
1052877561	XXXXXXXXXX	XX/XX/XXXX	XXXXXXXXXX	79.81%	Appraised Value	XXXXXXXXXX	XXXXXXXXXX	XX/XX/XXXX																							2.4	Fannie Mae	XX/XX/XXXX
1052877672	XXXXXXXXXX	XX/XX/XXXX	XXXXXXXXXX	80.00%	Sale Price	XXXXXXXXXX	XXXXXXXXXX	XX/XX/XXXX																							1.4	Fannie Mae	XX/XX/XXXX
1052883602	XXXXXXXXXX	XX/XX/XXXX	XXXXXXXXXX	70.00%	Appraised Value		XXXXXXXXXX	XX/XX/XXXX													XXXXXXXXXX	0.00	0.00%	ClearCapital	XX/XX/XXXX							Fannie Mae	XX/XX/XXXX
1052902057	XXXXXXXXXX	XX/XX/XXXX	XXXXXXXXXX	80.00%	Appraised Value		XXXXXXXXXX	XX/XX/XXXX																							1.5	Fannie Mae	XX/XX/XXXX
1052924596	XXXXXXXXXX	XX/XX/XXXX	XXXXXXXXXX	30.93%	Appraised Value		XXXXXXXXXX	XX/XX/XXXX																							1	Fannie Mae	XX/XX/XXXX

Rating Agency Exceptions Report: 5/20/2025

Loan Information											Exception Information							Initial Overall Grades				Final Overall Grades				Event Level
Loan Number	Loan Number 2	Property State	Purpose	Occupancy	Property Type	DTI	DSCR	FICO	LTV	Note Original Balance	Exception ID	Exception Type	Exception Description	Exception Note	Exception General Comment	Compensating Factors	Exception Status	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	Grade
1052774319	XXXXXXXXX	TX	Refi - Cash Out	Non-Owner Occupied	PUD	0	1.0014	662	59.20%	XXXXXXXXX	287137	Credit	Credit	According to the guidelines, each borrower must have XXXX tradelines or joint borrowers must have a total of XXXX tradelines combined, rated at least XXXX months, with activity in the last XXXX months. No authorized user accounts may be used to satisfy minimum tradelines.	Exception for tradeline requirement approved by XXXX and in file.	Months Of Reserves - XXXX, LTV - 59.20%	Client Accepted	C	C	C	C	B	B	B	B	2
1052774319	XXXXXXXXX	TX	Refi - Cash Out	Non-Owner Occupied	PUD	0	1.0014	662	59.20%	XXXXXXXXX	287138	Credit	Rental Income	A copy of the current lease agreement/ current monthly rent is missing from the loan file. Final DTI pending.	9/25/2024: Document provided to cure.		Cleared Exception	C	C	C	C	B	B	B	B	1
1052774319	XXXXXXXXX	TX	Refi - Cash Out	Non-Owner Occupied	PUD	0	1.0014	662	59.20%	XXXXXXXXX	287152	Credit	1008	Form 1008 document is not included in the loan file for a manually underwritten loan.	09/04/24: Documentation provided to cure.		Cleared Exception	C	C	C	C	B	B	B	B	1
1052774319	XXXXXXXXX	TX	Refi - Cash Out	Non-Owner Occupied	PUD	0	1.0014	662	59.20%	XXXXXXXXX	287153	Credit	Borrower Eligibilty	Loan closed in the name of a corporation, XXXX; however, the business documents- Articles of Organization, Operating Agreement, EIN are missing from the loan file.	09/04/24: Documentation provided to cure.		Cleared Exception	C	C	C	C	B	B	B	B	1
1052774319	XXXXXXXXX	TX	Refi - Cash Out	Non-Owner Occupied	PUD	0	1.0014	662	59.20%	XXXXXXXXX	287154	Credit	Program Eligibilty	According to the underwriting guidelines, all loans must be submitted to an automated fraud and data check tool (i.e. Frauguard, DataVerify, etc.). In this case, the documentation is not included in the loan file.	09/04/24: Documentation provided to cure.		Cleared Exception	C	C	C	C	B	B	B	B	1
1052774319	XXXXXXXXX	TX	Refi - Cash Out	Non-Owner Occupied	PUD	0	1.0014	662	59.20%	XXXXXXXXX	287155	Credit	VOM	A XXXX month housing history is required. No open and active mortgages reporting on initial credit or free and clear properties require pre-approval.	XXXX verified via email that a pre-approval was provided for the housing history.		Cleared Exception	C	C	C	C	B	B	B	B	1
1052781482	XXXXXXXXX	TN	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	44.49		683	35.00%	XXXXXXXXX	288259	Credit	Hazard Insurance	Proof of hazard insurance with evidence of XXXX months rent loss coverage is missing from the loan file.	1/14/25 - document provided to clear.		Cleared Exception	D	D	D	D	B	B	B	B	2
1052781482	XXXXXXXXX	TN	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	44.49		683	35.00%	XXXXXXXXX	288260	Credit	Income	Borrower has excessive XXXX in business bank account.	Exception for excessive XXXX approved by XXXX and in file.	Months Of Reserves - XXXX	Client Accepted	D	D	D	D	B	B	B	B	2
1052818209	XXXXXXXXX	NY	Rate Term Refi	Owner Occupied	Condo Attached	42.4		752	65.00%	XXXXXXXXX	298377	Compliance	Other	This loan failed the charges that cannot increase test. Discount Points was added on Initial CD XXXX for $XXXX, however the final CD XXXX reflects the comparable fee as $XXXX for an increase of $XXXX. A change of circumstance for the increased fee was not included in the loan file.	1/24/25 - document provided to cure.		Cleared Exception	C	C	C	C	A	A	A	A	1
1052818296	XXXXXXXXX	NJ	Rate Term Refi	Owner Occupied	Two-Unit Property	27.13		795	70.97%	XXXXXXXXX	293387	Compliance	Other	The Initial Loan Estimate and Revised LE XXXX, per the COC, are missing from the loan file.	11/10/2024: Document provided to cure.		Cleared Exception	C	C	C	C	B	B	B	B	1
1052818296	XXXXXXXXX	NJ	Rate Term Refi	Owner Occupied	Two-Unit Property	27.13		795	70.97%	XXXXXXXXX	293388	Credit	Program Eligibilty	Borrower has XXXX in business account in the past XXXX months.	Exception for XXXX approved by XXXX and in file.	Months Of Reserves - XXXX, Credit Score - 795	Client Accepted	C	C	C	C	B	B	B	B	2
1052818296	XXXXXXXXX	NJ	Rate Term Refi	Owner Occupied	Two-Unit Property	27.13		795	70.97%	XXXXXXXXX	293389	Credit	Program Eligibilty	Borrower changed business in past XXXX months. Same line of work.	Exception for use of income for business operating 6 months approved by XXXX and in file.	Months Of Reserves - XXXX, Credit Score - 795	Client Accepted	C	C	C	C	B	B	B	B	2
1052818296	XXXXXXXXX	NJ	Rate Term Refi	Owner Occupied	Two-Unit Property	27.13		795	70.97%	XXXXXXXXX	293390	Credit	Divorce Decree / Settlement Agreement	Borrower was XXXX in XXXX with no XXXX agreement.	Exception for no separation agreement/ divorce decree approved by XXXX and in file.	Months Of Reserves - XXXX, Credit Score - 795	Client Accepted	C	C	C	C	B	B	B	B	2
1052829445	XXXXXXXXX	HI	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	0	1.0028	749	58.50%	XXXXXXXXX	294630	Credit	Program Eligibilty	Per guidelines any loan proceeds used to pay off personal debt creates a consumer transaction. Borrower paid off tax lien in favor of the State of XXXX which is a personal debt.	12/17/2024: The tax liens were against the subject property and required to be paid. Still considered a business purpose.		Cleared Exception	C	C	C	C	A	A	A	A	1
1052830468	XXXXXXXXX	CA	Rate Term Refi	Non-Owner Occupied	PUD	0	1.2495	759	65.00%	XXXXXXXXX	293442	Credit	Debt Service Coverage Ratio	Per guidelines refinance transactions require a XXXX agreement. Subject is XXXX and using XXXX to qualify.	Exception for vacant property using market rent to qualify approved by XXXX and in file.	Months Of Reserves - XXXX, Credit Score - 759, LTV - 65%	Client Accepted	D	D	D	D	B	B	B	B	2
1052830468	XXXXXXXXX	CA	Rate Term Refi	Non-Owner Occupied	PUD	0	1.2495	759	65.00%	XXXXXXXXX	293443	Credit	Eligibilty	Per guidelines the maximum bedroom count is XXXX; primary house has XXXX bedroom and XXXX has XXXX for a total of XXXX bedrooms.	Exception for exceeding maximum bedroom count approved by XXXX and in file.	Months Of Reserves - XXXX, Credit Score - 759, LTV - 65%	Client Accepted	D	D	D	D	B	B	B	B	2
1052830468	XXXXXXXXX	CA	Rate Term Refi	Non-Owner Occupied	PUD	0	1.2495	759	65.00%	XXXXXXXXX	293464	Property	Appraisal	FNMA CU score is 4.5; a third party appraisal review from an XXXX approved vendor is missing from the loan file.	11/12/24: Documentation provided to cure.		Cleared Exception	D	D	D	D	B	B	B	B	1
1052832262	XXXXXXXXX	NY	Purchase	Owner Occupied	Single Family Detached	27.3		686	80.00%	XXXXXXXXX	293364	Credit	Credit	According to the underwriting guidelines, Non-Sufficient Funds (XXXX), A maximum of three (XXXX) instances are allowed with twelve (XXXX) months of statements. In this case, the borrower has XXXX over the past XXXX months.	Exception for excessive XXXX approved by XXXX and in file.	DTI - 27.30%, Months Of Reserves - XXXX	Client Accepted	C	C	C	C	B	B	B	B	2
1052838912	XXXXXXXXX	FL	Refi - Cash Out	Non-Owner Occupied	Four-Unit Property	0	1.0353	729	75.00%	XXXXXXXXX	297390	Property	Appraisal	The Appraisal Report and Rent Schedule are missing from the loan file.	1/24/25 - documents provided to cure.		Cleared Exception	D	D	D	D	A	A	A	A	1
1052838912	XXXXXXXXX	FL	Refi - Cash Out	Non-Owner Occupied	Four-Unit Property	0	1.0353	729	75.00%	XXXXXXXXX	297391	Credit	Flood Certificate	The Flood Certificate is missing from the loan file.	1/24/25 - document provided to cure.		Cleared Exception	D	D	D	D	A	A	A	A	1
1052838912	XXXXXXXXX	FL	Refi - Cash Out	Non-Owner Occupied	Four-Unit Property	0	1.0353	729	75.00%	XXXXXXXXX	297392	Credit	Credit	Lease agreements for all XXXX units of the subject property are missing from the loan file.	1/24/2025 - document provided to clear.		Cleared Exception	D	D	D	D	A	A	A	A	1
1052838912	XXXXXXXXX	FL	Refi - Cash Out	Non-Owner Occupied	Four-Unit Property	0	1.0353	729	75.00%	XXXXXXXXX	297395	Credit	VOM	A XXXX month housing history is required. No open and active mortgages reporting on initial credit or free and clear properties require pre-approval. Borrower only has 1 mortgage reporting on initial credit for 8 months.	1/24/2025 - document provided to cure.		Cleared Exception	D	D	D	D	A	A	A	A	1
1052838912	XXXXXXXXX	FL	Refi - Cash Out	Non-Owner Occupied	Four-Unit Property	0	1.0353	729	75.00%	XXXXXXXXX	297396	Property	Appraisal	The FNMA SSR Report is missing from the loan file. If the CU score is > 2.5 a third party review from an XXXX approved vendor is missing from the loan file.	1/24/25 - document provided to cure.		Cleared Exception	D	D	D	D	A	A	A	A	1
1052838912	XXXXXXXXX	FL	Refi - Cash Out	Non-Owner Occupied	Four-Unit Property	0	1.0353	729	75.00%	XXXXXXXXX	297397	Credit	Debt Service Coverage Ratio	Audit is unable to calculate the DSCR due to missing documentation in the file. Additional exceptions may apply upon review.	1/24/25 - audit calculated and uploaded new DTI WS.		Cleared Exception	D	D	D	D	A	A	A	A	1
1052853417	XXXXXXXXX	AK	Refi - Cash Out	Owner Occupied	Single Family Detached	39.89		721	71.52%	XXXXXXXXX	297289	Credit	Doc Type	The Final Amortization Schedule is missing from the loan file.	1/8/2025: Document provided to cure.		Cleared Exception	D	D	D	D	B	B	B	B	1
1052853417	XXXXXXXXX	AK	Refi - Cash Out	Owner Occupied	Single Family Detached	39.89		721	71.52%	XXXXXXXXX	297323	Credit	VOM	A XXXX month housing history is required. No open and active mortgages reporting on initial credit or free and clear properties require pre-approval.	1/8/2025: Document provided to cure.		Cleared Exception	D	D	D	D	B	B	B	B	1
1052853417	XXXXXXXXX	AK	Refi - Cash Out	Owner Occupied	Single Family Detached	39.89		721	71.52%	XXXXXXXXX	297324	Property	Appraisal	Subject property is a XXXX which is an ineligible property type.	Exception for XXXX approved by XXXX and in file.	LTV - 71.52%, Months Of Reserves - XXXX	Client Accepted	D	D	D	D	B	B	B	B	2
1052871522	XXXXXXXXX	FL	Refi - Cash Out	Owner Occupied	Single Family Detached	37.1		691	75.00%	XXXXXXXXX	298347	Credit	Borrower Eligibilty	No open and active mortgages reporting on initial credit or free and clear properties will require pre-approval.	01/21/25: A pre-approval was provided for the housing history.		Cleared Exception	C	C	C	C	A	A	A	A	1
1052871522	XXXXXXXXX	FL	Refi - Cash Out	Owner Occupied	Single Family Detached	37.1		691	75.00%	XXXXXXXXX	298371	Compliance	Other	This loan failed the charges that cannot increase test. The Initial LE reflects the Appraisal Fee as $XXXX; however, the final CD reflects the comparable fee as $XXXX for an increase of $XXXX. A change of circumstance for the increased fee was not included in the loan file.	1/23/2025 - Please provide the COC and updated LE that was sent to the borrower. 1/28/2025: Document provided to cure.		Cleared Exception	C	C	C	C	A	A	A	A	1
1052871587	XXXXXXXXX	FL	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	0	1.0424	667	70.00%	XXXXXXXXX	299085	Credit	Title Policy	The Title Policy amount of $XXXX is less than the loan amount of $XXXX.	2/10/2025 -document provided to cure.		Cleared Exception	C	C	C	C	B	B	B	B	2
1052877561	XXXXXXXXX	NC	Purchase	Non-Owner Occupied	Single Family Detached	43.25		689	79.81%	XXXXXXXXX	298063	Credit	Initial 1003	Provide the executed initial 1003 for the loan file.	Invalid exception		Cleared Exception	C	C	C	C	A	A	A	A	1
1052877672	XXXXXXXXX	FL	Purchase	Owner Occupied	PUD	31.78		683	80.00%	XXXXXXXXX	298474	Credit	Warranty Deed / Quit Claim Deed	The Warranty/ Grant Deed is missing from the loan file.	1/29/25 - document provided to cure		Cleared Exception	C	C	C	C	B	B	B	B	1
1052877672	XXXXXXXXX	FL	Purchase	Owner Occupied	PUD	31.78		683	80.00%	XXXXXXXXX	298505	Credit	Program Eligibilty	Per guidelines borrowers with no investment properties retaining their departing residence as a rental require preapproval.	1/29/25 - exception requested 2/6/2025: XXXX approved the exception with sufficient compensating factors.	DTI - 31.78%, Months Of Reserves - XXXX	Client Accepted	C	C	C	C	B	B	B	B	2
1052883602	XXXXXXXXX	TN	Refi - Cash Out	Non-Owner Occupied	Three-Unit Property	0	1.2469	771	70.00%	XXXXXXXXX	299358	Credit	Property Type - Eligibility	Per XXXX matrix, minimum square footage required is XXXX sq ft. per unit. XXXX of the XXXX units of subject are < XXXX sq ft.	2/18/2025: XXXX has denied the exception for the square footage. 2/20: Ok per XXXX as not in XXXX guides.		Cleared Exception	C	C	C	C	A	A	A	A	1
1052924596	XXXXXXXXX	FL	Refi - Cash Out	Non-Owner Occupied	Condo Attached	0	1.3886	685	30.93%	XXXXXXXXX	300181	Credit	Condo/PUD	Subject is a XXXX unit XXXX condo with no master insurance policy, HOA was dissolved.	Exception forXXXX with no master insurance policy approved by XXXX and in file.	LTV - 30.93%, Months Of Reserves - XXXX	Client Accepted	C	C	C	C	B	B	B	B	2
15
1052867790	XXXXXXXXX	NY	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	0	1.1559	751	65.22%	XXXXXXXXX												A	A	A	A
1052902057	XXXXXXXXX	FL	Refi - Cash Out	Owner Occupied	PUD	49.73		705	80.00%	XXXXXXXXX												A	A	A	A
2

ATR QM Data Fields

Loans in Report: 17

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
1052774319	XXXXXXXXXX	Not covered/exempt	No	No
1052781482	XXXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
1052818209	XXXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
1052818296	XXXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
1052829445	XXXXXXXXXX	Not covered/exempt	No	No
1052830468	XXXXXXXXXX	Not covered/exempt	No	No
1052832262	XXXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
1052838912	XXXXXXXXXX	Not covered/exempt	No	No
1052853417	XXXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
1052867790	XXXXXXXXXX	Not covered/exempt	No	No
1052871522	XXXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
1052871587	XXXXXXXXXX	Not covered/exempt	No	No
1052877561	XXXXXXXXXX	Not covered/exempt	No	No
1052877672	XXXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
1052883602	XXXXXXXXXX	Not covered/exempt	No	No
1052902057	XXXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
1052924596	XXXXXXXXXX	Not covered/exempt	No	No
17

Loan Number	Alt Loan Number	Tape	Audited	Field Compare	Variance	Data Discrepancy Flag
1052853417	XXXXXXXX	47.8	39.89	DTI	-7.91	Yes
1052877672	XXXXXXXX	15.147	31.78	DTI	16.633	Yes
1052832262	XXXXXXXX	13.35	27.3	DTI	13.95	Yes
1052877561	XXXXXXXX	78.94	79.8148	LTV	0.8748	Yes
1052867790	XXXXXXXX	75	65.2174	LTV	-9.7826	Yes
1052877561	XXXXXXXX	78.94	79.8148	CLTV	0.8748	Yes
1052867790	XXXXXXXX	75	65.2174	CLTV	-9.7826	Yes
1052818209	XXXXXXXX	XXXXXXXX	XXXXXXXX	Original Balance	XXXXXXXX	Yes
1052830468	XXXXXXXX	XXXXXXXX	XXXXXXXX	Appraised Value	XXXXXXXX	Yes
1052877561	XXXXXXXX	XXXXXXXX	XXXXXXXX	Appraised Value	XXXXXXXX	Yes
1052867790	XXXXXXXX	XXXXXXXX	XXXXXXXX	Appraised Value	XXXXXXXX	Yes
1052877672	XXXXXXXX	XXXXXXXX	XXXXXXXX	Appraised Value	XXXXXXXX	Yes
1052838912	XXXXXXXX	738	729	FICO	-9	Yes
1052883602	XXXXXXXX	XXXXXXXX	XXXXXXXX	Property City	Yes	Yes
1052853417	XXXXXXXX	XXXXXXXX	XXXXXXXX	Property Zip	Yes	Yes